RELATED PARTY TRANSACTIONS (Due From Related Parties) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Shanghai Xin Zhi Trading Co., Ltd. [Member] CNY	Dec. 31, 2011 Shanghai Xin Zhi Trading Co., Ltd. [Member] CNY	Dec. 31, 2012 Fujian Yun Tong Co., Ltd. [Member] CNY	Dec. 31, 2011 Fujian Yun Tong Co., Ltd. [Member] CNY	Dec. 31, 2012 Shanghai Dinuo Co., Ltd. [Member] CNY	Dec. 31, 2011 Shanghai Dinuo Co., Ltd. [Member] CNY	Dec. 31, 2012 Sun Yan [Member] CNY	Dec. 31, 2011 Sun Yan [Member] CNY	Dec. 31, 2012 Xiamen Shuiwu Co., Ltd. [Member] CNY	Dec. 31, 2011 Xiamen Shuiwu Co., Ltd. [Member] CNY
Related Party Transaction [Line Items]
Due from related parties	$ 1,094,000	6,818,000	6,379,000	2,457,000	2,408,000	1,766,000	1,596,000	1,425,000	1,425,000	950,000	950,000	220,000	0